Income Tax (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Table [abstract]
Schedule of income tax
	Years Ended June 30,
	2022	2021	2020

(a) Income tax expense:
Current tax	50,072	-	-
Adjustment for current tax of prior periods	19,936	-	-
Deferred tax	-	-	-

(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 25% (2021: 26%, 2020: 27.5%)	(3,194,263)	(3,980,432)	(3,700,620)
Effect of lower tax rates of tax on overseas income	(9,712)	(11,344)	(18,308)

Add tax effect of:
Research and development expenditure (net of tax incentive)	1,516,215	1,393,478	-
Research and development tax offset (1)	-	(2,976,920)	-
Adjustments for current tax of prior periods (1)	-	1,764,370	-
Other	529,075	628,535	148,105

Deferred tax asset not recognised	1,108,614	3,182,313	3,570,823
Income tax expense attributable to loss before income tax	(70,008)	-	-

(c) Potential deferred tax asset as of June 30, 2022, 2021 and 2020 in respect of: tax losses not brought to account is (1)(2):	41,204,149	41,223,341	40,133,912
Temporary differences	(2,903,797)	(4,549,151)	(1,793,626)

(1)	As of June 30, 2022, the Group had a potential tax benefit related to gross tax losses carried forward of $153,026,530 (2021: $147,101,619) and a non-refundable R&D tax offset of $2,976,920 (2021: $2,976,920). The non-refundable tax offset and the adjustment for current tax of prior periods in 2021 relates to the 2020 R&D tax incentive claim which was submitted in 2021 (see Note 2).

(2)	Unused tax loss amounts are only attributable to the Group’s operations in Australia, as the subsidiary in the United States has no carryforward tax losses as of June 30, 2022. Tax losses can be carried forward indefinitely subject to continuity of ownership and same business test rules.